Summary of significant accounting policies	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of significant accounting policies

3. Summary of significant accounting policies

The accounting policies applied are consistent with those applied in the annual consolidated financial statements ended 31 December 2018, except as described below.

(A) SUMMARY OF CHANGES IN ACCOUNTING POLICIES

IFRS WITH EFFECTIVE APPLICATION FOR ANNUAL PERIODS BEGINNING ON 1ST JANUARY 2019:

IFRS 16 Leases became effective on 1 January 2019 and was applied by the company for the first time as of that date, under the full retrospective application.

IFRS 16 Leases

IFRS 16 replaces the current lease accounting requirements and introduces significant changes to lessee accounting as it removes the distinction between operating and finance leases under IAS 17 Leases and related interpretations and requires a lessee to recognize a right-of-use asset and a lease liability at lease commencement date. IFRS 16 also requires to recognize a depreciation charge related to the right-of-use assets and an interest expense on the lease liabilities, as compared to the recognition of operating lease expense or rental cost on a straight-line basis over the lease term under prior requirements. In addition, the company has amended the consolidated cash flow statement presentation in order to segregate the payment of leases into a principal portion presented within financing activities and an interest component presented within operating activities.

For short-term leases and leases of low value assets, the company continues to recognize a lease expense on a straight-line basis as permitted by IFRS 16, and payments for these leases are presented in cash from operating activities. The company as a lessor continues to classify leases as either finance leases or operating leases and account for those two types of leases differently.

The company has chosen the full retrospective application of IFRS 16 and, consequently, has restated the comparative information in these unaudited consolidated interim financial statements. In addition, the company has applied the practical expedient available on transition to IFRS 16 to not reassess whether a contract is or contains a lease. Accordingly, the definition of a lease under IAS 17 and related interpretations will continue to apply to the leases entered or modified before 1 January 2019.

On transition to IFRS 16, the company recognized 1.7 billion US dollar of right-of-use assets and 1.8 billion US dollar of lease liabilities. Lease liabilities are measured at the present value of future lease payments discounted using the incremental borrowing rates considering the nature of the underlying assets and term of the leases.

Additional information is presented in Note 10 Property, plant and equipment, Note 16 Interest-bearing loans and borrowings and Note 19 Risks arising from financial instruments.

A number of other new standards, amendment to standards and new interpretations became mandatory for the first time for the financial year beginning on 1 January 2019 and have not been listed in these consolidated financial statements as they either do not apply or are immaterial to AB InBev’s consolidated financial statements.

(B) FOREIGN CURRENCIES

FOREIGN CURRENCY TRANSACTIONS

Foreign currency transactions are accounted for at exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the balance sheet date rate. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated to US dollar at foreign exchange rates ruling at the dates the fair value was determined.

TRANSLATION OF THE RESULTS AND FINANCIAL POSITION OF FOREIGN OPERATIONS

Assets and liabilities of foreign operations are translated to US dollar at foreign exchange rates prevailing at the balance sheet date. Income statements of foreign operations, excluding foreign entities in hyperinflationary economies, are translated to US dollar at exchange rates for the year approximating the foreign exchange rates prevailing at the dates of the transactions. The components of shareholders’ equity are translated at historical rates. Exchange differences arising from the translation of shareholders’ equity to US dollar at period-end exchange rates are taken to other comprehensive income (translation reserves).

FINANCIAL REPORTING IN HYPERINFLATIONARY ECONOMIES

In May 2018, the Argentinean peso underwent a severe devaluation resulting in the three-year cumulative inflation of Argentina to exceed 100%, thereby triggering the requirement to transition to hyperinflation accounting as prescribed by IAS 29 Financial Reporting in Hyperinflationary Economies. IAS 29 requires reporting the results of the company’s operations in Argentina as if these were highly inflationary as of 1 January 2018.

Under IAS 29, the non-monetary assets and liabilities stated at historical cost, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated for changes in the general purchasing power of the local currency applying a general price index. These re-measured accounts are used for conversion into US dollar at the period closing exchange rate. As a result, the balance sheet and net results of subsidiaries operating in hyperinflation economies are stated in terms of the measuring unit current at the end of the reporting period.

EXCHANGE RATES

The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2019	31 December 2018	30 June 2019	30 June 2018
Argentinean peso	42.448916	37.807879	—	20.303664
Australian dollar	1.427417	1.416593	1.411078	1.289543
Brazilian real	3.832200	3.874806	3.834084	3.366036
Canadian dollar	1.308701	1.362882	1.339411	1.274137
Colombian peso	3 915.40	3 246.70	3 217.98	2 871.14
Chinese yuan	6.870377	6.877787	6.786388	6.370323
Euro	0.878735	0.873362	0.884945	0.826887
Mexican peso	19.168357	19.682728	19.218716	18.960515
Pound sterling	0.787830	0.781249	0.771278	0.726980
Peruvian nuevo sol	3.289996	3.369998	3.337727	3.243686
South Korean won	1 156.23	1 115.40	1 143.34	1 072.49
South African rand	14.166747	14.374909	14.176131	12.124443
Turkish lira	5.769347	5.291532	5.529144	3.962502

(C) RECENTLY ISSUED IFRS

There are no new IFRS requirements that are not yet effective which have been early applied in preparing these unaudited condensed consolidated interim financial statements.

A number of amendments to standards are effective for annual periods beginning after 1 January 2019 and have not been discussed because of either their non-applicability to or their immateriality to AB InBev’s consolidated financial statements.